Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1],[2]	$ 4,522		$ 1,046		$ 3,432
Foreign currency translation, net of tax		(1)		250		(22)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(855)		838		(1,200)
Gains / (losses) recognized in other comprehensive income, net of tax		56		296		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
Total other comprehensive income		(292)		1,068		(2,181)
Total comprehensive income		4,231		2,113		1,251
OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		(855)		838		(1,200)
OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		563		229		(981)
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		4,516		969		3,348
Foreign currency translation, net of tax		0		0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax		(855)		838		(1,200)
Gains / (losses) recognized in other comprehensive income, net of tax		56		296		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		565		(20)		(959)
Total other comprehensive income		(290)		818		(2,159)
Total comprehensive income		4,225		1,787		1,189
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(541)		1,564		(458)
Financial assets measured at fair value through other comprehensive income, net of tax		(45)		(91)		(58)
Cash flow hedges, net of tax		(269)		(635)		(684)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax		56		296		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		7		77		84
Foreign currency translation, net of tax		(1)		250		(22)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1)		250		(22)
Total other comprehensive income		(1)		250		(22)
Total comprehensive income		5		326		62
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(1)		250		(22)
UBS AG (consolidated)
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1],[2]	4,113		834		3,435
Foreign currency translation, net of tax		(1)		250		(22)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(829)		797		(1,146)
Gains / (losses) recognized in other comprehensive income, net of tax		175		314		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
Total other comprehensive income		(147)		1,044		(2,127)
Total comprehensive income		3,967		1,878		1,308
UBS AG (consolidated) | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		(829)		797		(1,146)
UBS AG (consolidated) | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		682		247		(981)
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		4,107		758		3,351
Foreign currency translation, net of tax		0		0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax		(829)		797		(1,146)
Gains / (losses) recognized in other comprehensive income, net of tax		175		314		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		684		(3)		(959)
Total other comprehensive income		(145)		794		(2,105)
Total comprehensive income		3,961		1,552		1,246
UBS AG (consolidated) | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(515)		1,522		(404)
Financial assets measured at fair value through other comprehensive income, net of tax		(45)		(91)		(58)
Cash flow hedges, net of tax		(269)		(635)		(684)
UBS AG (consolidated) | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax		175		314		(829)
Own credit on financial liabilities designated at fair value, net of tax		509		(317)		(130)
UBS AG (consolidated) | Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		0		73		80
Foreign currency translation, net of tax				247		(21)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0		247		(21)
Total other comprehensive income		0		247		(21)
Total comprehensive income		0		320		59
UBS AG (consolidated) | Comprehensive income attributable to preferred noteholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		0		247		(21)
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		7		4		4
Foreign currency translation, net of tax		(1)		2		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1)		2		(1)
Total other comprehensive income		(1)		2		(1)
Total comprehensive income		5		6		3
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(1)		2		(1)
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(2,806)		(1,570)		(3,658)
Total comprehensive income		(3,071)		(317)		(4,124)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(2,806)		(1,569)		(3,658)
Total other comprehensive income		(265)		1,252		(467)
Total comprehensive income		(3,071)		(317)		(4,124)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(252)		1,318		(474)
Financial assets measured at fair value through other comprehensive income, net of tax		0		(93)		3
Cash flow hedges, net of tax		(13)		2		30
Total other comprehensive income that may be reclassified to the income statement, net of tax		(265)		1,226		(441)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax		0		26		(25)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0		26		(25)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	2,170		240		2,713
Total comprehensive income	[4]	2,122		2,148		622
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[4]	2,170		168		2,633
Total other comprehensive income	[4]	(48)		1,660		(2,070)
Total comprehensive income	[4]	2,122		1,828		563
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[4]	(369)		2,177		(467)
Financial assets measured at fair value through other comprehensive income, net of tax		0	[3]	(10)	[4]	0	[4]
Cash flow hedges, net of tax	[4]	(277)		(474)		(815)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[4]	(646)		1,693		(1,282)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax	[4]	89		284		(659)
Own credit on financial liabilities designated at fair value, net of tax	[4]	509		(317)		(130)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[4]	598		(33)		(788)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[4]			320		59
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	2,428		2,395		2,222
Total comprehensive income	[4]	2,195		2,713		2,011
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[4]	2,428		2,395		2,222
Total other comprehensive income	[4]	(233)		318		(211)
Total comprehensive income	[4]	2,195		2,713		2,011
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[4]	(109)		500		(228)
Financial assets measured at fair value through other comprehensive income, net of tax		0	[3]	2	[4]	(36)	[4]
Cash flow hedges, net of tax	[4]	2		(162)		102
Total other comprehensive income that may be reclassified to the income statement, net of tax	[4]	(107)		340		(163)
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax	[4]	(126)		(22)		(49)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[4]	(126)		(22)		(49)
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]	2,321		(232)		2,157
Total comprehensive income	[6]	2,721		(2,665)		2,799
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[6]	2,314		(236)		2,153
Total other comprehensive income	[6]	401		(2,436)		643
Total comprehensive income	[6]	2,715		(2,672)		2,796
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[6]	215		(2,473)		765
Financial assets measured at fair value through other comprehensive income, net of tax	[6]	(45)		11		(25)
Cash flow hedges, net of tax	[6]	19		(1)		0
Total other comprehensive income that may be reclassified to the income statement, net of tax	[6]	189		(2,463)		739
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax	[6]	212		27		(97)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[6]	212		27		(97)
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[6]	$ 5		$ 6		$ 3

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[3]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[4]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[5]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

[6]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.